Related party transactions (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure of transactions between related parties [abstract]
Related party transactions
The remuneration of the executive officers and directors, who are the key management personnel of the Company, is set out below:

For the years ended October 31,	2022	2021	2020
Salaries	$3.5	$1.5	$0.2
Share-based compensation	13.5	1.9	0.1
Fees and benefits	2.9	1.5	0.4
Post employment benefits	0.1	—	—
Total remuneration of key management personnel	$20.0	$4.9	$0.7
Outstanding balances of remunerations of the executive officers and directors are summarized as follows:

As at October 31,	2022	2021	2020
Accounts payable and accrued liabilities	$2.3	$0.8	$0.3
Restricted share units liability	—	—	0.2
Outstanding balances	$2.3	$0.8	$0.5
The following table summarizes the other expenses¹ incurred with related parties:

For the years ended October 31,	2022	2021	2020
Related party lease and expense - Ashlin BPG Marketing	$0.1	$0.1	$—
Related party expense - Fade In Production Pty. Ltd	0.2	0.1	—
Related party expense - Consulero Inc.	0.1	0.1	—
Consulting agreement - Atria Ltd	—	—	0.5
Director Consulting Agreement - Anthony Tse	—	0.1	—
Total expenses incurred with related parties	$0.4	$0.4	$0.5
¹Related party expenses are recorded at exchange amount